ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional information (Details ) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2004	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	May 17, 2019	Aug. 31, 2017
Total assets		$ 37,427	¥ 254,883,000	¥ 261,112,000
Equity Method Investment, Ownership Percentage		49.00%	49.00%		49.00%	49.00%
Variable Interest Entity, Primary Beneficiary [Member]
Total assets			¥ 144,038,000	244,722,000
Assets			¥ 139,049,000	¥ 244,722,000
State Harvest Holdings Limited [Member]
Share Exchange Transaction Variable Interest Entity Voting Rights Assigned	97.96%
Period Of Operations	20 years
Assets Disposed Of By Methods Other Than Sale In Period Of Disposition		50.00%
State Harvest Holdings Limited [Member] | Criteria One [Member]
Business Combination Restriction On Control Obtained Description	49
State Harvest Holdings Limited [Member] | Criteria Two [Member]
Business Combination Restriction On Control Obtained Description	49